Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer International Small Company Fund))	0 Months Ended
	Dec. 28, 2012
Morgan Stanley Capital International EAFE Index
Average Annual Return:
1 Year	(18.50%)	[1]
5 Years	(1.74%)	[1]
10 Years (or life of class, if less)	10.61%	[1]
Morgan Stanley Capital International EAFE Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years (or life of class, if less)	4.16%	[2]
MSCI All Country World Ex U.S. Small Cap Index
Average Annual Return:
1 Year	(12.14%)
5 Years	(4.72%)
10 Years (or life of class, if less)	4.67%
MSCI All Country World Ex U.S. Small Cap Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years (or life of class, if less)	2.45%	[2]
Class A
Average Annual Return:
1 Year	(25.02%)
5 Years	(1.18%)
10 Years (or life of class, if less)	14.27%
Inception Date	Nov. 17, 1997
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(26.07%)
5 Years	(2.85%)
10 Years (or life of class, if less)	12.88%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(16.08%)
5 Years	(1.51%)
10 Years (or life of class, if less)	12.38%
Class B
Average Annual Return:
1 Year	(24.99%)
5 Years	(1.16%)
10 Years (or life of class, if less)	14.36%
Inception Date	Nov. 17, 1997
Class C
Average Annual Return:
1 Year	(21.78%)
5 Years	(0.78%)
10 Years (or life of class, if less)	14.04%
Inception Date	Nov. 17, 1997
Class N
Average Annual Return:
1 Year	(21.43%)
5 Years	(0.34%)
10 Years (or life of class, if less)	14.55%
Inception Date	Mar. 01, 2001
Class Y
Average Annual Return:
1 Year	(20.08%)
5 Years	0.40%
10 Years (or life of class, if less)	7.39%
Inception Date	Sep. 07, 2005

[1]	The Fund will not show performance for the Morgan Stanley Capital International EAFE Index after December 2013.
[2]	As of 8-31-05.